Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen
	2015		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥4,314,481	¥4,314,481	¥3,944,397	¥3,944,397
Not practicable	2,346,225	–	2,004,344	–
Noncurrent refundable insurance policies (other assets)	110,894	110,894	155,727	155,727